Note 13 - Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 13 Income Taxes

Income tax expense (benefit) for the years ended December 31, 2015, 2014 and 2013 is as follows:

(Dollars in thousands)	2015	2014	2013
Current:
Federal	$(87)	262	227
State	(24)	74	64
Total current	(111)	336	291
Deferred:
Federal	1,393	3,753	3,554
State	329	813	1,351
Total deferred	1,722	4,566	4,905
Change in valuation allowance	0	0	(19,602)
Income tax expense (benefit)	$1,611	4,902	(14,406)

The reasons for the difference between expected income tax expense utilizing the federal corporate tax rate of 34% and the actual income tax expense (benefit) are as follows:

(Dollars in thousands)	2015	2014	2013
Expected federal income tax expense	$1,553	4,176	4,170
Items affecting federal income tax:
State income taxes, net of federal income tax expense	259	698	706
Tax exempt interest	(44)	(45)	(69)
Decrease in valuation allowance	0	0	(19,602)
Other, net	(157)	73	389
Income tax expense (benefit)	$1,611	4,902	(14,406)

The tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities are as follows at December 31:

(Dollars in thousands)	2015	2014
Deferred tax assets:
Allowances for loan and real estate losses	$4,169	3,984
Deferred compensation costs	235	205
Deferred ESOP loan asset	710	711
Nonaccruing loan interest	361	627
Federal net operating loss carryforward	1,026	1,730
State net operating loss carryforward	2,255	2,448
Alternative minimum tax credit carryforward	500	716
Capitalized other real estate owned expenses	530	851
Net unrealized loss on securities available for sale	142	276
Other	155	237
Total gross deferred tax assets	10,083	11,785

Deferred tax liabilities:
Deferred loan fees and costs	247	250
Premises and equipment basis difference	139	141
Originated mortgage servicing rights	594	597
Core deposit intangible	105	0
Other	325	267
Total gross deferred tax liabilities	1,410	1,255
Net deferred tax assets	$8,673	10,530

The Company has cumulative federal net operating loss carryforwards of $5.0 million at December 31, 2015 that expire beginning in 2029. The Company also has state net operating loss carryforwards of $23.2 million at December 31, 2015 that expire beginning in 2023.

Retained earnings at December 31, 2015 included approximately $8.8 million for which no provision for income taxes was made. This amount represents allocations of income to bad debt deductions for tax purposes. Reduction of amounts so allocated for purposes other than absorbing losses will create income for tax purposes, which will be subject to the then-current corporate income tax rate.

The Company considers the determination of the deferred tax asset amount and the need for any valuation reserve to be a critical accounting policy that requires significant judgment. The Company has, in its judgment, made reasonable assumptions and considered both positive and negative evidence relating to the ultimate realization of deferred tax assets. Positive evidence includes the cumulative net income generated over the prior three year period and the probability that taxable income will be generated in future periods. Negative evidence includes the general business and economic environment. Based upon this evaluation, the Company determined that no valuation allowance was required with respect to the net deferred tax assets at December 31, 2015 and 2014.